Income Taxes - Components of Income Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 381,205	$ 426,989	$ 364,614
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	280,310	323,726	243,988
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	41,950	21,073	27,499
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 58,945	$ 82,190	$ 93,127